Consolidated statements of cash flows - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Loss before income tax expense for the year	$ (12,467)	$ (10,270)	$ (6,039)
Adjustments for:
Depreciation and amortisation	1,084	1,084	1,547
Net loss on disposal of non-current assets			137
Impairment of property, plant and equipment		1	143
Share-based payments	262	246	165
Foreign exchange differences			(251)
Shares issued for no consideration			30
Gain on legal settlement			(8,411)
Loss/(gain) on contingent consideration	474	63	(1,461)
Fair value loss on financial assets	168	1,809	3,944
Cash flows from used in operations before changes in working capital	(10,479)	(7,067)	(10,196)
Change in operating assets and liabilities:
Increase in trade and other receivables	358	825	1,724
Increase/(decrease) in prepayments	(168)	398	(10)
Increase/(decrease) in trade and other payables	1,722	(409)	88
Increase/(decrease) in other provisions	55	(25)	(58)
Decrease in deferred tax liability	(298)	(298)	(305)
Increase/(decrease) in accrued revenue	0	(138)	97
Net cash used in operating activities	(8,810)	(6,714)	(8,660)
Cash flows from investing activities
Proceeds from legal settlement			150
Proceeds from disposal of shares		2,359
Net cash used in investing activities		2,359	150
Cash flows from financing activities
Proceeds from issue of shares	12,139	3,816
Net cash from financing activities	12,139	3,816
Net decrease in cash and cash equivalents	3,329	(539)	(8,511)
Cash and cash equivalents at the beginning of the financial year	5,434	5,956	14,455
Effects of exchange rate changes on cash		17	12
Cash and cash equivalents at the end of the financial year	$ 8,764	$ 5,434	$ 5,956